Concentrations	12 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2020 and 2021, cash, cash equivalents and restricted cash balances in the PRC are $340,530 and $5,889,885, respectively, which were primarily deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500,000 (equivalent to $70,692). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2020 and 2021.

	As of September 30, 2020		As of September 30, 2021
Customer	Amount	% of Total	Amount	% of Total
A	$644,120	10%	$1,289,276	19%
B	*	*	1,253,742	18%
C	*	*	1,102,586	16%
D	*	*	1,083,605	16%
E	*	*	863,626	12%
F	2,390,789	36%	*	*
Total	$3,034,909	46%	$5,592,835	81%

*	Represented the percentage below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the fiscal years ended September 30, 2019, 2020 and 2021.

	Fiscal year ended September 30, 2019			Fiscal year ended September 30, 2020			Fiscal year ended September 30, 2021
Customer	Amount		% of Total	Amount		% of Total	Amount	% of Total
A	$	*	*	$	*	*	$3,062,302	13%
B		*	*		*	*	2,230,798	10%
F		*	*		4,065,411	24%	*	*
G		1,158,818	22%		*	*	*	*
H		867,411	17%		*	*	*	*
I		642,683	12%		*	*	*	*
J		578,489	11%		*	*	*	*
Total		$3,247,401	62%		$4,065,411	24%	$5,293,100	23%

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the fiscal years ended September 30, 2019, 2020 and 2021.

	Fiscal year ended September 30, 2019		Fiscal year ended September 30, 2020			Fiscal year ended September 30, 2021
Supplier	Amount	% of Total	Amount		% of Total	Amount	% of Total
A	*	*	$	*	*	$3,485,941	16%
B	*	*		*	*	2,420,798	11%
C	504,889	63%		4,320,110	26%	*	*
D	*	*		2,141,144	13%	*	*
E	110,940	14%		*	*	*	*
Total	615,829	77%		$6,461,254	39%	$5,906,739	27%

*	Represented the percentage below 10%